Leases (Details) - Schedule of leases certain assets under lease agreements - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cost
Balance	$ 559,973	$ 570,103
Additions	235,223	32,354
Effects of currency translation	(53,631)	(42,484)
Balance	741,565	559,973
Accumulated amortization
Balance	166,271	113,568
Amortization	52,954	63,356
Effects of currency translation	(15,229)	(10,653)
Balance	203,996	166,271
Office Equipment [Member]
Cost
Balance	48,754	31,584
Additions	18,610	20,233
Effects of currency translation	(4,593)	(3,063)
Balance	62,771	48,754
Accumulated amortization
Balance	9,594	3,983
Amortization	5,788	6,135
Effects of currency translation	(991)	(524)
Balance	14,391	9,594
Laboratory Equipment [Member]
Cost
Balance	22,076	11,234
Additions	117,011	12,121
Effects of currency translation	(6,549)	(1,279)
Balance	132,538	22,076
Accumulated amortization
Balance	7,447	2,340
Amortization	14,143	5,487
Effects of currency translation	(1,166)	(380)
Balance	20,424	7,447
Vehicles [Member]
Cost
Balance
Additions	58,834
Effects of currency translation	(2,422)
Balance	56,412
Accumulated amortization
Balance
Amortization	7,080
Effects of currency translation	(291)
Balance	6,789
Office lease [Member]
Cost
Balance	489,143	527,285
Additions	40,768
Effects of currency translation	(40,067)	(38,142)
Balance	489,844	489,143
Accumulated amortization
Balance	149,230	107,245
Amortization	25,943	51,734
Effects of currency translation	(12,781)	(9,749)
Balance	$ 162,392	$ 149,230